[ATLANTA CAPITAL LOGO]

                                             [ADDING MACHINE]

Semiannual Report March 31, 2003

[NYSE FLAG]

                               ATLANTA
                               CAPITAL
                          LARGE-CAP GROWTH
                                FUND

[FLOOR STOCK EXCHANGE]

                 IMPORTANT NOTICE REGARDING DELIVERY
                      OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003
INVESTMENT UPDATE

       [PHOTO]
  THE INVESTMENT TEAM
   MANAGING LARGE-CAP
   GROWTH PORTFOLIO:
    MARILYN R. IRVIN
WILLIAM R. HACKNEY, III
  DANIEL W. BOONE, III
     (NOT PICTURED:
    PAUL J. MARSHALL)

Management Discussion

- Atlanta Capital Large-Cap Growth Fund encountered a gradually improving market environment over the past six months. Interest rates remain low by historic standards. The US economy, as measured by changes in real Gross Domestic Product (GDP), registered positive growth for the past five quarters. Corporate profits appear to be on the mend, while the major stock market indexes seem to have "bottomed out," following three consecutive years of declines.

- Against this backdrop, the Fund's Class I and Class R shares posted gains slightly less than their benchmark, the S&P 500 Index, over the past six months.(1) Among the 10 economic sectors constituting the S&P 500, the more economically sensitive information technology and telecommunications sectors recorded the strongest price gains, while the less economically sensitive consumer staples and utility sectors recorded modest declines. The disparate performance of the various sectors suggests that investors were beginning to focus on improving prospects for a more robust economic recovery, following the end of the conflict with Iraq.

- The Large-Cap Growth Portfolio continued to emphasize cyclical growth companies in anticipation of a rebound in the capital spending and manufacturing sectors of the economy. Relative to the S&P 500 Index, the Portfolio maintained overweight positions in the information technology, basic materials and health care sectors.(1) Conversely, the Portfolio maintained underweight positions in the consumer staples, consumer discretionary, and finance sectors. Overall, the Portfolio sector weightings had a favorable impact on performance during the period.

- The Portfolio's technology issues generally posted the strongest price gains, and stock selection within the universe of technology-related stocks was favorable. On the downside, several of the Portfolio's insurance, computer services, beverage, pharmaceutical, and household products stocks declined in price. As a result, stock performance was moderately unfavorable in the finance, consumer staples, and health care sectors, as well as for the Portfolio overall.

- During the period, the Portfolio's sector weighting in the energy and telecommunications sectors was reduced due to growing concerns about weaker oil prices following the Iraq conflict and a poor regulatory environment for large telecommunications providers.

The Fund

  The Past Six Months

- During the six months ended March 31, 2003, the Fund's Class I shares had a total return of 4.59%. This return was the result of an increase in net asset value (NAV) to $7.73 on March 31, 2003 from $7.40 on September 30, 2002, and the reinvestment of $0.010 per share in dividend income.(2) The Fund's Class R shares had a total return of 4.33%, the result of an increase in net asset value (NAV) to $7.71 from $7.39 during the same period.(2)

- For comparison, the Fund's benchmark index, the S&P 500 Index, had a total return of 5.01%, for the six months ended March 31, 2003.(1)

-------------------------------------------------------------------------------
THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND
ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR
OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE
RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2003


PERFORMANCE(2)                                   CLASS I      CLASS R
---------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
Life of Fund+                                    -22.61%      -22.90%

+Inception Dates - Class I: 4/30/02; Class R: 4/30/02

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS(3) BY TOTAL NET ASSETS
---------------------------------------------------------------
Microsoft Corp.                                    3.3%
General Electric Co.                               3.3
Pfizer, Inc.                                       3.2
Dell Computer Corp.                                2.8
Linear Technology Corp.                            2.8
Merck & Co., Inc.                                  2.8
Cisco Systems, Inc.                                2.8
Intel Corp.                                        2.7
Medtronic, Inc.                                    2.7
Bank of America Corp.                              2.6

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. CLASSES I AND R HAVE NO SALES CHARGE.

(3) TEN LARGEST HOLDINGS ACCOUNTED FOR 29.0% OF THE PORTFOLIO'S TOTAL NET ASSETS. HOLDINGS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
---------------------------------------------------------------------
Investment in Large-Cap Growth Portfolio, at value
   (identified cost, $19,996,107)                        $ 19,157,209
Receivable for Fund shares sold                                 9,773
Receivable from the Administrator                               3,036
---------------------------------------------------------------------
TOTAL ASSETS                                             $ 19,170,018
---------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------
Payable for Fund shares redeemed                         $     10,539
Accrued expenses                                               12,868
---------------------------------------------------------------------
TOTAL LIABILITIES                                        $     23,407
---------------------------------------------------------------------
NET ASSETS                                               $ 19,146,611
---------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------
Paid-in capital                                          $ 22,489,905
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                        (2,522,407)
Accumulated undistributed net investment income                18,011
Net unrealized depreciation from Portfolio (computed on
   the basis of identified cost)                             (838,898)
---------------------------------------------------------------------
TOTAL                                                    $ 19,146,611
---------------------------------------------------------------------
Class I Shares
---------------------------------------------------------------------
NET ASSETS                                               $ 19,145,832
SHARES OUTSTANDING                                          2,475,411
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.73
---------------------------------------------------------------------
Class R Shares
---------------------------------------------------------------------
NET ASSETS                                               $        779
SHARES OUTSTANDING                                                101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of beneficial
      interest outstanding)                              $       7.71
---------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------------------------
Dividends allocated from Portfolio                       $    121,805
Interest allocated from Portfolio                                 895
Expenses allocated from Portfolio                             (70,344)
---------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                     $     52,356
---------------------------------------------------------------------

Expenses
---------------------------------------------------------------------
Trustees' fees and expenses                              $         93
Distribution and service fees
   Class R                                                          2
Legal and accounting services                                   7,105
Custodian fee                                                   6,320
Registration fees                                               5,536
Transfer and dividend disbursing agent fees                     3,425
Printing and postage                                            1,836
Miscellaneous                                                     980
---------------------------------------------------------------------
TOTAL EXPENSES                                           $     25,297
---------------------------------------------------------------------
Deduct --
   Preliminary allocation of expenses to the
      Administrator                                      $      3,036
---------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $      3,036
---------------------------------------------------------------------
NET EXPENSES                                             $     22,261
---------------------------------------------------------------------
NET INVESTMENT INCOME                                    $     30,095
---------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)       $ (1,069,450)
---------------------------------------------------------------------
NET REALIZED LOSS                                        $ (1,069,450)
---------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                   $  1,697,121
---------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     $  1,697,121
---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                         $    627,671
---------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $    657,766
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
INCREASE (DECREASE)                            MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                                  (UNAUDITED)       SEPTEMBER 30, 2002(1)
--------------------------------------------------------------------------------------
From operations --
   Net investment income                         $     30,095        $      9,702
   Net realized loss                               (1,069,450)         (1,452,957)
   Net change in unrealized appreciation
      (depreciation)                                1,697,121          (2,536,019)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                    $    657,766        $ (3,979,274)
--------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class I                                    $    (21,786)       $         --
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS              $    (21,786)       $         --
--------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                                    $  3,951,855        $ 22,137,958
      Class R                                              --               1,010
   Net asset value of shares issued to shareholders in payment of distributions declared
      Class I                                          21,786                  --
   Cost of shares redeemed
      Class I                                      (2,332,812)         (1,289,892)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                  $  1,640,829        $ 20,849,076
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       $  2,276,809        $ 16,869,802
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of period                           $ 16,869,802        $         --
--------------------------------------------------------------------------------------
AT END OF PERIOD                                 $ 19,146,611        $ 16,869,802
--------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------
AT END OF PERIOD                                 $     18,011        $      9,702
--------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS I
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.400                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income                 $ 0.013                 $ 0.004
Net realized and unrealized
   gain (loss)                          0.327                  (2.604)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.340                 $(2.600)
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income            $(0.010)                $    --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.010)                $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.730                 $ 7.400
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.59%                 (26.00)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $19,146                 $16,869
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.00%(5)                1.00%(5)
   Net investment income                 0.32%(5)                0.12%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.13%(5)                1.38%(5)
   Net investment income
      (loss)                             0.19%(5)               (0.26)%(5)
Net investment income (loss)
   per share                          $ 0.008                 $(0.009)
------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS R
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)(1)             2002(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.390                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $(0.008)                $(0.014)
Net realized and unrealized
   gain (loss)                          0.328                  (2.596)
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.320                 $(2.610)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.710                 $ 7.390
------------------------------------------------------------------------------

TOTAL RETURN(3)                          4.33%                 (26.10)%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $     1                 $     1
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.50%(5)                1.50%(5)
   Net investment loss                  (0.19)%(5)              (0.38)%(5)
Portfolio Turnover of the
   Portfolio                               15%                     11%
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.63%(5)                1.88%(5)
   Net investment loss                  (0.32)%(5)              (0.76)%(5)
Net investment loss per share         $(0.013)                $(0.028)
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class R shares and Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.8% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002, the Fund, for federal income tax purposes, had a capital loss carry over of $1,413,315 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------------------------
    Sales                                              489,478                 2,436,688
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,727                        --
    Redemptions                                       (295,709)                 (157,773)
    ------------------------------------------------------------------------------------
    NET INCREASE                                       196,496                 2,278,915
    ------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2003    YEAR ENDED
    CLASS R                                   (UNAUDITED)       SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------------------------
    Sales                                                   --                       101
    ------------------------------------------------------------------------------------
    NET INCREASE                                            --                       101
    ------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

   On May 1, 2002, the Fund received an in-kind contribution in return for 1,935,364 Class I shares of the Fund.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To enhance the net investment income of the Fund, the Administrator was allocated $3,036 of the Fund's operating expenses for the six months ended March 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended March 31, 2003, no significant amounts have been earned. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $1 for Class R shares to or payable to EVD for the six months ended March 31, 2003, representing 0.25% (annualized) of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2003 amounted to $1 for Class R shares.

6 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2003, aggregated $3,959,139 and $2,330,918, respectively.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Aerospace and Defense -- 2.0%
---------------------------------------------------------------
General Dynamics Corp.                     7,000   $    385,490
---------------------------------------------------------------
                                                   $    385,490
---------------------------------------------------------------
Banks -- 2.6%
---------------------------------------------------------------
Bank of America Corp.                      7,500   $    501,300
---------------------------------------------------------------
                                                   $    501,300
---------------------------------------------------------------
Beverages - Soft Drink -- 2.5%
---------------------------------------------------------------
Coca-Cola Company (The)                   12,100   $    489,808
---------------------------------------------------------------
                                                   $    489,808
---------------------------------------------------------------
Biotechnology -- 1.8%
---------------------------------------------------------------
Amgen, Inc.(1)                             6,000   $    345,300
---------------------------------------------------------------
                                                   $    345,300
---------------------------------------------------------------
Computer Hardware -- 2.8%
---------------------------------------------------------------
Dell Computer Corp.(1)                    20,300   $    554,393
---------------------------------------------------------------
                                                   $    554,393
---------------------------------------------------------------
Computer Storage and Peripheral -- 1.6%
---------------------------------------------------------------
EMC Corp.(1)                              42,400   $    306,552
---------------------------------------------------------------
                                                   $    306,552
---------------------------------------------------------------
Construction - Cement -- 1.1%
---------------------------------------------------------------
Vulcan Materials Co.                       6,900   $    208,587
---------------------------------------------------------------
                                                   $    208,587
---------------------------------------------------------------
Diversified Financial Services -- 5.6%
---------------------------------------------------------------
Fannie Mae                                 3,800   $    248,330
Franklin Resources, Inc.                  15,200        500,232
SEI Investments Co.                       13,400        351,080
---------------------------------------------------------------
                                                   $  1,099,642
---------------------------------------------------------------
Electrical Equipment -- 1.4%
---------------------------------------------------------------
American Power Conversion Corp.(1)        18,800   $    267,712
---------------------------------------------------------------
                                                   $    267,712
---------------------------------------------------------------
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Electronic Equipment & Instruments -- 1.5%
---------------------------------------------------------------
Molex Inc.                                14,100   $    302,868
---------------------------------------------------------------
                                                   $    302,868
---------------------------------------------------------------
General Merchandise -- 5.6%
---------------------------------------------------------------
Family Dollar Stores, Inc.                13,100   $    404,528
Target Corp.                              12,400        362,824
Wal-Mart Stores, Inc.                      6,500        338,195
---------------------------------------------------------------
                                                   $  1,105,547
---------------------------------------------------------------
Health and Personal Care -- 1.2%
---------------------------------------------------------------
Estee Lauder Companies, Inc. (The)         8,000   $    242,880
---------------------------------------------------------------
                                                   $    242,880
---------------------------------------------------------------
Health Care - Drugs Major -- 11.9%
---------------------------------------------------------------
Johnson & Johnson Co.                      7,000   $    405,090
Lilly (Eli) & Co.                          7,000        400,050
Merck & Co., Inc.                         10,000        547,800
Pfizer, Inc.                              19,950        621,642
Schering-Plough Corp.                     20,000        356,600
---------------------------------------------------------------
                                                   $  2,331,182
---------------------------------------------------------------
Health Care - Equipment -- 4.0%
---------------------------------------------------------------
DENTSPLY International, Inc.               7,300   $    253,967
Medtronic, Inc.                           11,600        523,392
---------------------------------------------------------------
                                                   $    777,359
---------------------------------------------------------------
Health Care - Facility -- 1.6%
---------------------------------------------------------------
Health Management Associates, Inc.,
Class A                                   16,500   $    313,500
---------------------------------------------------------------
                                                   $    313,500
---------------------------------------------------------------
Health Care - Managed Care -- 1.8%
---------------------------------------------------------------
WellPoint Health Networks, Inc.(1)         4,500   $    345,375
---------------------------------------------------------------
                                                   $    345,375
---------------------------------------------------------------
Household Products -- 2.1%
---------------------------------------------------------------
Colgate-Palmolive Co.                      7,400   $    402,856
---------------------------------------------------------------
                                                   $    402,856
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Industrial Conglomerates -- 3.2%
---------------------------------------------------------------
General Electric Co.                      25,000   $    637,500
---------------------------------------------------------------
                                                   $    637,500
---------------------------------------------------------------
Industrial Gases -- 1.0%
---------------------------------------------------------------
Praxair, Inc.                              3,500   $    197,225
---------------------------------------------------------------
                                                   $    197,225
---------------------------------------------------------------
Insurance - Life and Health -- 2.3%
---------------------------------------------------------------
Aflac Corp.                               14,000   $    448,701
---------------------------------------------------------------
                                                   $    448,701
---------------------------------------------------------------
Insurance - Multiline -- 3.9%
---------------------------------------------------------------
American International Group, Inc.         9,250   $    457,412
Hartford Financial Services Group, Inc.    8,600        303,494
---------------------------------------------------------------
                                                   $    760,906
---------------------------------------------------------------
IT Consulting and Services -- 1.6%
---------------------------------------------------------------
Fiserv, Inc.(1)                           10,000   $    314,800
---------------------------------------------------------------
                                                   $    314,800
---------------------------------------------------------------
Machinery - Industrial -- 1.7%
---------------------------------------------------------------
Dover Corp.                               14,100   $    341,502
---------------------------------------------------------------
                                                   $    341,502
---------------------------------------------------------------
Metals - Industrial -- 1.5%
---------------------------------------------------------------
Nucor Corp.                                7,500   $    286,275
---------------------------------------------------------------
                                                   $    286,275
---------------------------------------------------------------
Networking Equipment -- 2.8%
---------------------------------------------------------------
Cisco Systems, Inc.(1)                    41,600   $    539,968
---------------------------------------------------------------
                                                   $    539,968
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.4%
---------------------------------------------------------------
EOG Resources, Inc.                       12,000   $    474,720
---------------------------------------------------------------
                                                   $    474,720
---------------------------------------------------------------
Oil and Gas - Integrated -- 2.3%
---------------------------------------------------------------
ConocoPhillips                             4,000   $    214,400
SECURITY                                  SHARES   VALUE
---------------------------------------------------------------

Oil and Gas - Integrated (continued)
---------------------------------------------------------------
Exxon Mobil Corp.                          6,800        237,660
---------------------------------------------------------------
                                                   $    452,060
---------------------------------------------------------------
Publishing -- 1.8%
---------------------------------------------------------------
Tribune Co.                                7,900   $    355,579
---------------------------------------------------------------
                                                   $    355,579
---------------------------------------------------------------
Restaurants -- 1.7%
---------------------------------------------------------------
Brinker International, Inc.(1)            11,000   $    335,500
---------------------------------------------------------------
                                                   $    335,500
---------------------------------------------------------------
Retail - Food and Drug -- 1.2%
---------------------------------------------------------------
Walgreen Co.                               8,000   $    235,840
---------------------------------------------------------------
                                                   $    235,840
---------------------------------------------------------------
Retail - Home Improvement -- 2.0%
---------------------------------------------------------------
Home Depot, Inc. (The)                    16,500   $    401,940
---------------------------------------------------------------
                                                   $    401,940
---------------------------------------------------------------
Retail - Specialty and Apparel -- 1.2%
---------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               7,000   $    241,780
---------------------------------------------------------------
                                                   $    241,780
---------------------------------------------------------------
Semiconductors -- 7.4%
---------------------------------------------------------------
Intel Corp.                               32,500   $    529,100
Linear Technology Corp.                   17,900        552,573
QLogic Corp.(1)                           10,000        371,400
---------------------------------------------------------------
                                                   $  1,453,073
---------------------------------------------------------------
Services - Data Processing -- 0.9%
---------------------------------------------------------------
Concord EFS, Inc.(1)                      18,100   $    170,140
---------------------------------------------------------------
                                                   $    170,140
---------------------------------------------------------------
Systems Software -- 5.4%
---------------------------------------------------------------
Adobe Systems, Inc.                       13,200   $    406,956
Microsoft Corp.                           27,000        653,670
---------------------------------------------------------------
                                                   $  1,060,626
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
---------------------------------------------------------------
Telephone -- 3.2%
---------------------------------------------------------------
SBC Communications, Inc.                  16,000   $    320,960
Verizon Communications, Inc.               8,500        300,475
---------------------------------------------------------------
                                                   $    621,435
---------------------------------------------------------------
Total Common Stocks
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Total Investments -- 98.6%
   (identified cost $20,201,618)                   $ 19,309,921
---------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%             $    274,441
---------------------------------------------------------------
Net Assets -- 100.0%                               $ 19,584,362
---------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $20,201,618)         $19,309,921
Cash                                          204,277
Receivable for investments sold                62,298
Interest and dividends receivable              22,280
Prepaid expenses                                   33
-----------------------------------------------------
TOTAL ASSETS                              $19,598,809
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $    14,447
-----------------------------------------------------
TOTAL LIABILITIES                         $    14,447
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,584,362
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $20,476,059
Net unrealized depreciation (computed on
   the basis of
   identified cost)                          (891,697)
-----------------------------------------------------
TOTAL                                     $19,584,362
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $   125,333
Interest                                          927
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   126,260
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    62,217
Trustees' fees and expenses                        93
Custodian fee                                  10,843
Legal and accounting services                   8,695
Miscellaneous                                     138
-----------------------------------------------------
TOTAL EXPENSES                            $    81,986
-----------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $     9,510
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,510
-----------------------------------------------------

NET EXPENSES                              $    72,476
-----------------------------------------------------

NET INVESTMENT INCOME                     $    53,784
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,089,810)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,089,810)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,690,131
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,690,131
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   600,321
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   654,105
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------
From operations --
   Net investment income                  $         53,784  $              16,480
   Net realized loss                            (1,089,810)            (1,455,506)
   Net change in unrealized appreciation
      (depreciation)                             1,690,131             (2,581,828)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        654,105  $          (4,020,854)
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      5,023,851  $          22,385,941
   Withdrawals                                  (3,250,679)            (1,308,012)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      1,773,172  $          21,077,929
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,427,277  $          17,057,075
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $     17,157,085  $             100,010
---------------------------------------------------------------------------------
AT END OF PERIOD                          $     19,584,362  $          17,157,085
---------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2003      ------------------------
                                  (UNAUDITED)                 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(2)                0.92%(2)
   Net investment income                 0.56%(2)                0.20%(2)
Portfolio Turnover                         15%                     11%
------------------------------------------------------------------------------
TOTAL RETURN                             4.71%                 (25.97)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,584                 $17,157
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.86%(2)                0.98%(2)
   Net investment income                 0.46%(2)                0.14%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Large-Cap Growth Fund and the Atlanta Capital Large-Cap Growth Fund held 1.8% and 97.8% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP GROWTH PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the advisory fee amounted to $62,217. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $4,656,336 and $2,869,064 respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $20,201,618
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,216,755
    Gross unrealized depreciation              (3,108,452)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (891,697)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

ATLANTA CAPITAL LARGE-CAP GROWTH FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

ATLANTA CAPITAL LARGE-CAP GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive
Officer of Eaton Vance Corp.
and officer and/or director of its subsidiaries

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

LARGE-CAP GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Daniel W. Boone, III
Vice President

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Marilyn Robinson Irvin
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Banking
Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
ATLANTA CAPITAL MANAGEMENT LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF ATLANTA CAPITAL LARGE-CAP GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                            EATON VANCE FUNDS
                          EATON VANCE MANAGEMENT
                     BOSTON MANAGEMENT AND RESEARCH
                     EATON VANCE DISTRIBUTORS, INC.

                             PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

      For more information about Eaton Vance's privacy policies, call:
                             1-800-262-1122

ATLANTA CAPITAL LARGE-CAP GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS
        WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING
          ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                  CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------
1451-5/03                                                               ALCGSRC